                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                RULE 24f-2 NOTICE

                                       FOR

          Provident Mutual Variable Growth Separate Account
          Provident Mutual Variable Money Market Separate Account Provident Mutual Variable Bond Separate Account
          Provident Mutual Variable Managed Separate Account
          Provident Mutual Variable Zero Coupon Bond Separate Account Provident Mutual Variable Aggressive Growth Separate Account Provident Mutual Variable International Separate Account Provident Mutual Variable Separate Account
                              (Name of Registrant)

                               1600 Market Street
                             Philadelphia, PA 19103
                    (Address of principal executive offices)

      File Nos. 33-1331, 33-2625, 33-32478, 33-38463, 33-42133 and 33-55470

1. The following information is set forth pursuant to the requirements of Rule 24f-2(b)(1):

         (i).     Fiscal year for which Notice is filed:

                  Fiscal year ended December 31, 1995

         (ii). Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.

                  None

         (iii). The number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

                  None

         (iv). The number or amount of securities sold during the fiscal year:

                  Growth                         Money Market                   Bond                          Managed
                  Account                        Account                        Account                       Account
                  -------                        -------                        -------                       -------
                  $50,804,721.87                 $45,662,521.09                 $4,402,969.60                 $9,679,901.49

                  worth of                       worth of                       worth of                      worth of
                  policies(1)                    policies(2)                    policies(3)                   policies(4)

                  Aggressive                     International                  Zero Coupon
                  Growth Account                 Account                        Bond Account
                  --------------                 -------                        ------------
                  $12,757,649.42                 $14,727,711.94                 $2,324,089.58

                  worth of                       worth of                       worth of
                  policies(5)                    policies(6)                    policies(7)

                  Variable Account
                  Fidelity
                  Equity Income                  Fidelity Growth                Fidelity Asset                Fidelity Index
                  Subaccount                     Subaccount                     Manager Subaccount            500 Subaccount
                  ----------                     ----------                     ------------------            --------------
                  $27,585,806.21                 $32,932,223.15                 $18,684,354.80                $8,948,013.67

                  worth of                       worth of                       worth of                      worth of
                  policies(8)                    policies(9)                    policies(10)                  policies (11)


                  Fidelity High                  Fidelity                       Fidelity Investment           Neuberger &
                  Income                         Overseas                       Grade Bond                    Berman Growth
                  Subaccount                     Subaccount                     Subaccount                    Subaccount
                  ----------                     ----------                     ----------                    ----------
                  $3,571,758.90                  $8,953,584.58                  $2,553,065.68                 $9,170,819.67

                  worth of                       worth of                       worth of                      worth of
                  policies (12)                  policies (13)                  policies (14)                 policies (15)


                  Neuberger &                    Neuberger &                                                  Van Eck
                  Berman Balanced                Berman Bond                    TCI Growth                    Global Bond
                  Subaccount                     Subaccount                     Subaccount                    Subaccount
                  ----------                     ----------                     ----------                    ----------
                  $2,356,448.58                  $1,175,313.17                  $5,252,861.71                 $1,790,514.87

                  worth of                       worth of                       worth of                      worth of
                  policies (16)                  policies (17)                  policies (18)                 policies (19)


                  Van Eck Gold &
                  Natural Resources
                  Subaccount
                  ----------
                  $1,082,655.27

                  worth of
                  policies (20)


         (v). The number or amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2

                  Growth                         Money Market                   Bond                          Managed
                  Account                        Account                        Account                       Account
                  -------                        -------                        -------                       -------
                  $50,804,721.87                 $45,662,521.09                 $4,402,969.60                 $9,679,901.49

                  worth of                       worth of                       worth of                      worth of
                  policies(1)                    policies(2)                    policies(3)                   policies(4)

                  Aggressive                     International                  Zero Coupon
                  Growth Account                  Account                       Bond Account
                  --------------                  -------                       ------------
                  $12,757,649.42                 $14,727,711.94                 $2,324,089.58

                  worth of                       worth of                       worth of
                  policies(5)                    policies(6)                    policies(7)

                  Variable Account

                  Fidelity Equity
                  Income                         Fidelity Growth                Fidelity Asset                Fidelity Index
                  Subaccount                     Subaccount                     Manager Subaccount            500 Subaccount
                  ----------                     ----------                     ------------------            --------------
                  $27,585,806.21                 $32,933,223.15                 $18,684,354.80                $8,948,013.67

                  worth of                       worth of                       worth of                      worth of
                  policies(8)                    policies(9)                    policies(10)                  policies (11)


                  Fidelity High                  Fidelity                       Fidelity Investment           Neuberger &
                  Income                         Overseas                       Grade Bond                    Berman Growth
                  Subaccount                     Subaccount                     Subaccount                    Subaccount
                  ----------                     ----------                     ----------                    ----------
                  $3,571,758.90                  $8,953,584.58                  $2,553,065.68                 $9,170,819,67

                  worth of                       worth of                       worth of                      worth of
                  policies (12)                  policies (13)                  policies (14)                 policies (15)


                  Neuberger &                    Neuberger &                                                  Van Eck
                  Berman Balanced                Berman Bond                    TCI Growth                    Global Bond
                  Subaccount                     Subaccount                     Subaccount                    Subaccount
                  ----------                     ----------                     ----------                    ----------
                  $2,356,448.58                  $1,175,313.17                  $5,252,861.71                 $1,799,514.87

                  worth of                       worth of                       worth of                      worth of
                  policies (16)                  policies (17)                  policies (18)                 policies (19)


                  Van Eck Gold &
                  Natural Resources
                  Subaccount
                  ----------
                  $1,082,655.27

                  worth of
                  policies (20)

2. An opinion of counsel with respect to the validity of the shares accompanies this Notice.

3.       Filing fee with respect to shares specified in 1(v) above:

         Growth Account                                                          $2,466.80              (1)
         Money Market Account                                                     1,324.33              (2)
         Bond Account                                                               429.97              (3)
         Managed Account                                                              8.03              (4)
         Aggressive Growth Account                                                1,555.65              (5)
         International Account                                                    1,574.65              (6)
         Zero Coupon Bond Account                                                   385.46              (7)
         Fidelity Equity Income Subaccount                                        5,376.16              (8)
         Fidelity Growth Subaccount                                               5,845.76              (9)
         Fidelity Asset Manager Subaccount                                          870.39             (10)
         Fidelity Index 500 Subaccount                                            1,732.11             (11)
         Fidelity High Income Subaccount                                            876.28             (12)
         Fidelity Overseas Subaccount                                             1,646.79             (13)
         Fidelity Investment Grade Bond Subaccount                                  529.35             (14)
         Neuberger & Berman Growth Subaccount                                     1,848.37             (15)
         Neuberger & Berman Balanced Subaccount                                     306.75             (16)
         Neuberger & Berman Bond Subaccount                                         284.52             (17)
         TCI Growth Subaccount                                                    1,148.61             (18)
         Van Eck Global                                                             349.71             (19)
         Van Eck Gold                                                               143.07             (20)
                                                                                ----------

                                                                                $28,702.76

Minimum Filing Fee (Certified Check Enclosed):  $28,702.76

DATED:  February  , 1996

          PROVIDENT MUTUAL VARIABLE GROWTH SEPARATE ACCOUNT
          PROVIDENT MUTUAL VARIABLE MONEY MARKET SEPARATE ACCOUNT PROVIDENT MUTUAL VARIABLE BOND SEPARATE ACCOUNT
          PROVIDENT MUTUAL VARIABLE MANAGED SEPARATE ACCOUNT
          PROVIDENT MUTUAL VARIABLE ZERO COUPON BOND SEPARATE ACCOUNT PROVIDENT MUTUAL VARIABLE AGGRESSIVE GROWTH SEPARATE ACCOUNT PROVIDENT MUTUAL VARIABLE INTERNATIONAL SEPARATE ACCOUNT PROVIDENT MUTUAL VARIABLE SEPARATE ACCOUNT

                           BY:  /s/ Linda E. Senker
                                ----------------------------------------
                                Linda E. Senker

(1) The actual aggregate sales price was $50,804,721.87, which consists of 79,190 policies allocating premiums to the Growth Account. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Growth Account policies redeemed was $43,650,994.96. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies in calculated as follows:

         $50,804,721.87 - 43,650,994.96 = $7,153,726.91 / 2900 = $2,466.80

(2) The actual aggregate sales price was $45,662,521.09, which consists of 22,084 policies allocating premiums to the Money Market Account. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Money Market Account policies redeemed was $41,821,956.39. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $45,662,521.09 - 41,821,956.39 = $3,840,564.70 / 2900 = $1,324.33

(3) The actual aggregate sales price was $4,402,969.60 which consists of 16,538 policies allocating premiums to the Bond Account. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Bond Account policies redeemed was $3,156,057.22. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $4,402,969.60 - 3,156,057.22 = $1,246,912.38 / 2900 = $429.97

(4) The actual aggregate sales price was $9,679,901.49, which consists of 22,902 policies allocating premiums to the Managed Account. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Managed Account policies redeemed was $9,656,604.27. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $9,679,901.49 - 9,656,604.27 = $23,297.22 / 2900 = $8.03

(5) The actual aggregate sales price was $12,757,649.42, which consists of 45,666 policies allocating premiums to the Aggressive Growth Account. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Aggressive Growth Account policies redeemed was $8,246,257.08. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $12,757,649.42 - 8,246,257.08 = $4,511,392.34 / 2900 = $1,555.65

(6) The actual aggregate sales price was $14,727,711.94, which consists of 56,576 policies allocating premiums to the International Account. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of International Account policies redeemed was $10,161,223.44. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $14,727,711.94 - 10,161,223.44 = $4,566,488.50 / 2900 = $1,574.65

(7) The actual aggregate sales price was $2,324,089.58, which consists of 6,159 policies allocating premiums to the Zero Coupon Bond Account. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Zero Coupon Bond Account policies redeemed was $1,206,254.46. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $2,324,089.58 - 1,206,254.46 = $1,117,835.12 / 2900 = $385.46

(8) The actual aggregate sales price was $27,585,806.21, which consists of 59,056 policies allocating premiums to the Fidelity Equity Income Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Equity Income Subaccount policies redeemed was $11,994,953.15. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $27,585,806.21 - 11,994,953.15 = $15,590,853.06 / 2900 = $5,376.16

(9) The actual aggregate sales price was $32,933,223.15, which consists of 79,296 policies allocating premiums to the Fidelity Growth Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Growth Subaccount policies redeemed was $15,980,514.79. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $32,933,223.15 - 15,980,514.79 = $16,952,708.36 / 2900 = $5,845.76

(10) The actual aggregate sales price was $18,685,354.80, which consists of 41,467 policies allocating premiums to the Fidelity Asset Manager Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Asset Manager Subaccount policies redeemed was $16,160,236.57. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $18,684,354.80 - 16,160,236.57 = $2,524,118.23 / 2900 = $870.39

(11) The actual aggregate sales price was $8,948,013.67, which consists of 24,820 policies allocating premiums to the Fidelity Index 500 Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Index 500 Subaccount policies redeemed was $3,924,891.06. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $8,948,013.67 - 3,924,891.06 = $5,023,122.61 / 2900 = $1,732.11

(12) The actual aggregate sales price was $3,571,758.90, which consists of 7,142 policies allocating premiums to the Fidelity High Income Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity High Income Subaccount policies redeemed was $1,030,543.80. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $3,571,758.90 - 1,030,543.80 = $2,541,215.10 / 2900 = $876.28

(13) The actual aggregate sales price was $8,953,584.58, which consists of 24,918 policies allocating premiums to the Fidelity Overseas Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Overseas Subaccount policies redeemed was $4,177,907.55. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $8,953,584.58 - 4,177,907.55 = $4,775,677.03 / 2900 = $1,646.79

(14) The actual aggregate sales price was $2,553,065.68, which consists of 9,115 policies allocating premiums to the Fidelity Investment Grade Bond Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Investment Grade Bond Subaccount policies redeemed was $1,017,957.70. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to
Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $2,553,065.68 - 1,017,957.70 = $1,535,107.98 / 2900 = $529.35

(15) The actual aggregate sales price was $9,170,819.67, which consists of 25,906 policies allocating premiums to the Neuberger & Berman Growth Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Neuberger & Berman Growth Subaccount policies redeemed was $3,810,541.72. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to
Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $9,170,819.67 - 3,810,541.72 = $5,360,277.95 / 2900 = $1,848.37

(16) The actual aggregate sales price was $2,356,448.58, which consists of 7,680 policies allocating premiums to the Neuberger & Berman Balanced Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Neuberger & Berman Balanced Subaccount policies redeemed was $1,466,876.90. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to
Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $2,356,448.58 - 1,466,876.90 = $889,571.68 / 2900 = $306.75

(17) The actual aggregate sales price was $1,175,313.17, which consists of 2,421 policies allocating premiums to the Neuberger & Berman Bond Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Neuberger & Berman Bond Subaccount policies redeemed was $350,208.70. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,175,313.17 - 350,208.70 = $825,104.47 / 2900 = $284.52

(18) The actual aggregate sales price was $5,252,861.71, which consists of 16,734 policies allocating premiums to the TCI Growth Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of TCI Growth Subaccount policies redeemed was $1,921,901.70. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $5,252,861.71 - 1,921,901.70 = $3,330,960.01 / 2900 = $1,148.61

(19) The actual aggregate sales price was $1,790,514.87, which consists of 9,174 policies allocating premiums to the Van Eck Global Bond Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Van Eck Global Bond Subaccount policies redeemed was $776,353.69. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,790,514.87 - 776,353.69 = $1,014,161.18 / 2900 = $349.71

(20) The actual aggregate sales price was $1,082,655.27, which consists of 4,649 policies allocating premiums to the Van Eck Gold and Natural Resources Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Van Eck Gold and Natural Resources Subaccount policies redeemed was $667,741.69. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,082,655.27 - 667,741.69 = $414,913.58 / 2900 = $143.07

                         [PROVIDENT MUTUAL Letterhead]








                                                               February 27, 1996

Provident Mutual Life Insurance Company
1600 Market Street
Philadelphia, PA  19103

                     Re:   Rule 24f-2 Notice
                           Registration Nos. 33-1331, 33-2625, 33-32478,
                                             33-38463, 33-42133 and 33-55470

Dear Sirs:

         I have served as counsel to Provident Mutual Life Insurance Company in connection with the above-referenced Notice. In my opinion, the securities being registered with respect to the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account and Provident Mutual Variable Separate Account are legally issued, fully paid and non-assessable.

                                   Sincerely,

                                   Linda E. Senker

LES:cf